Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014

Assets—
Available-for-sale securities— equity securities	¥3,751,011	-	-	¥3,751,011
Total assets	¥3,751,011	-	-	¥3,751,011
	Thousands of Yen
				Total
March 31, 2015	Level 1	Level 2	Level 3	2015

Assets—
Available-for-sale securities—equity securities	¥4,212,571	-	-	¥4,212,571
Available-for-sale securities—debt securities	-	¥101,910	-	101,910
Total assets	¥4,212,571	¥101,910	-	¥4,314,481

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of Yen
March 31, 2015	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities— equity securities	-	-	¥2,435	¥29,117
	-	-	¥2,435	¥29,117